T. ROWE PRICE Total Equity Market Index Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 0.6%
AT&T  338,645 5,960
ATN International  7,701 243
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (2)(3) 187,300 275
Iridium Communications  14,917 390
Liberty Global, Class A (2) 9,307 157
Liberty Global, Class C (2)(3) 6,207 110
Lumen Technologies (2)(3) 184,380 288
Verizon Communications  194,226 8,150
15,573
Entertainment 1.2%
AMC Entertainment Holdings, Class A (2) 1,817 7
Electronic Arts  8,800 1,168
Endeavor Group Holdings, Class A  9,067 233
Liberty Media Corp-Liberty Formula One, Class A (2) 5,400 317
Liberty Media Corp-Liberty Formula One, Class C (2) 14,600 958
Live Nation Entertainment (2) 9,072 960
Madison Square Garden Sports (2) 533 98
Netflix (2) 21,568 13,099
Playtika Holding  34,200 241
ROBLOX, Class A (2) 20,768 793
Roku (2) 7,141 465
Sphere Entertainment (2) 6,533 321
Take-Two Interactive Software (2) 7,167 1,064
Walt Disney  86,223 10,550
Warner Bros Discovery (2) 52,596 459
Warner Music Group, Class A (3) 13,279 438
31,171
Interactive Media & Services 5.4%
Alphabet, Class A (2) 290,401 43,830
Alphabet, Class C (2) 243,849 37,128
IAC (2) 4,252 227
Match Group (2) 19,023 690
Meta Platforms, Class A  108,842 52,852
Pinterest, Class A (2) 33,221 1,152
Snap, Class A (2) 44,822 515
Vimeo (2) 42,108 172
Ziff Davis (2) 2,400 151
ZoomInfo Technologies (2) 12,000 192
136,909

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.7%
AMC Networks, Class A (2) 22,825 277
Charter Communications, Class A (2) 4,006 1,164
Comcast, Class A  192,197 8,332
EchoStar, Class A (2) 14,326 204
Entravision Communications, Class A  32,400 53
Fox, Class A  10,361 324
Gray Television  45,900 290
Interpublic Group  14,039 458
Liberty Broadband, Class C (2) 2,900 166
New York Times, Class A  7,800 337
News, Class A  32,096 840
News, Class B  23,655 640
Nexstar Media Group  913 158
Omnicom Group  7,700 745
Paramount Global, Class B  41,994 494
Scholastic  10,500 396
TEGNA  21,400 320
Trade Desk, Class A (2) 28,700 2,509
17,707
Wireless Telecommunication Services 0.2%
Telephone & Data Systems  21,900 351
T-Mobile U.S.  28,669 4,679
United States Cellular (2) 7,513 274
5,304
Total Communication Services 206,664
CONSUMER DISCRETIONARY 10.5%
Automobile Components 0.2%
Aptiv (2) 13,200 1,051
Autoliv  9,000 1,084
BorgWarner  16,517 574
Fox Factory Holding (2) 2,600 135
Lear  1,400 203
Mobileye Global, Class A (2)(3) 2,060 66
Modine Manufacturing (2) 8,243 785
Phinia  5,803 223
QuantumScape (2)(3) 31,500 198
Standard Motor Products  5,700 191
Stoneridge (2) 6,900 127
Visteon (2) 3,600 424
XPEL (2) 3,100 168
5,229
Automobiles 1.2%
Ford Motor  157,752 2,095

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors  59,820 2,713
Rivian Automotive, Class A (2)(3) 43,745 479
Tesla (2) 132,996 23,379
Thor Industries  4,800 563
Winnebago Industries  4,499 333
29,562
Broadline Retail 3.3%
Amazon.com (2) 448,039 80,817
eBay  22,937 1,211
Etsy (2) 5,142 353
Kohl's  18,400 537
Ollie's Bargain Outlet Holdings (2) 4,699 374
83,292
Distributors 0.1%
Genuine Parts  5,800 899
LKQ  14,800 790
Pool  1,405 567
2,256
Diversified Consumer Services 0.1%
Adtalem Global Education (2) 6,700 345
Bright Horizons Family Solutions (2) 6,846 776
Frontdoor (2) 8,450 275
H&R Block  11,652 572
Service Corp International  2,800 208
Strategic Education  6,453 672
2,848
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A (2) 22,880 3,774
Aramark  9,000 293
Bloomin' Brands  4,500 129
Booking Holdings  1,741 6,316
Boyd Gaming  6,500 438
Caesars Entertainment (2) 5,784 253
Carnival (2) 36,330 594
Chipotle Mexican Grill (2) 1,470 4,273
Chuy's Holdings (2) 11,200 378
Cracker Barrel Old Country Store (3) 1,524 111
Darden Restaurants  3,800 635
Domino's Pizza  2,500 1,242
DoorDash, Class A (2) 16,663 2,295
DraftKings, Class A (2) 37,700 1,712
Expedia Group (2) 5,790 797
Hilton Grand Vacations (2) 5,040 238
Hilton Worldwide Holdings  14,999 3,199

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jack in the Box  1,518 104
Las Vegas Sands  27,128 1,402
Light & Wonder (2) 2,700 276
Marriott International, Class A  10,456 2,638
Marriott Vacations Worldwide  2,386 257
McDonald's  35,203 9,925
MGM Resorts International (2) 18,855 890
Norwegian Cruise Line Holdings (2) 35,183 736
Papa John's International  1,800 120
Penn Entertainment (2)(3) 9,484 173
Planet Fitness, Class A (2) 7,793 488
Royal Caribbean Cruises (2) 11,359 1,579
Six Flags Entertainment (2) 6,826 180
Starbucks  51,951 4,748
Travel + Leisure  8,330 408
United Parks & Resorts (2) 6,300 354
Vail Resorts  2,100 468
Wendy's  17,675 333
Wingstop  3,500 1,282
Wyndham Hotels & Resorts  5,130 394
Wynn Resorts  6,906 706
Yum! Brands  11,963 1,659
55,797
Household Durables 0.6%
DR Horton  13,619 2,241
Ethan Allen Interiors  11,113 384
Garmin  7,417 1,104
Helen of Troy (2) 1,800 207
Hovnanian Enterprises, Class A (2) 3,343 525
iRobot (2)(3) 10,400 91
La-Z-Boy  9,300 350
Leggett & Platt  12,800 245
Lennar, Class A  11,393 1,959
MDC Holdings  10,345 651
Mohawk Industries (2) 2,113 277
Newell Brands  17,554 141
NVR (2) 210 1,701
PulteGroup  8,839 1,066
Taylor Morrison Home (2) 14,879 925
TopBuild (2) 2,237 986
Tri Pointe Homes (2) 15,536 601
Whirlpool  2,822 338
13,792
Leisure Products 0.1%
Brunswick  7,200 695

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hasbro  6,700 379
Mattel (2) 29,800 591
Peloton Interactive, Class A (2) 43,881 188
Polaris  2,500 250
YETI Holdings (2) 4,600 177
2,280
Specialty Retail 2.2%
Advance Auto Parts  7,284 620
American Eagle Outfitters  8,947 231
AutoZone (2) 1,010 3,183
Bath & Body Works  25,485 1,275
Best Buy  10,000 820
Burlington Stores (2) 7,337 1,704
Carvana (2) 6,000 527
Dick's Sporting Goods  3,600 809
Five Below (2) 3,704 672
Floor & Decor Holdings, Class A (2) 7,691 997
Foot Locker  3,003 86
GameStop, Class A (2) 8,800 110
Group 1 Automotive  700 205
Home Depot  49,162 18,859
Lithia Motors  1,300 391
LL Flooring Holdings (2) 61,800 113
Lowe's  28,161 7,173
Murphy USA  941 394
O'Reilly Automotive (2) 3,582 4,044
PetMed Express (3) 65,700 315
RH (2) 1,100 383
Ross Stores  21,461 3,150
Sleep Number (2) 3,650 58
TJX  55,689 5,648
Tractor Supply  3,500 916
Ulta Beauty (2) 2,645 1,383
Upbound Group  9,052 319
Valvoline (2) 5,943 265
Victoria's Secret (2) 6,080 118
Wayfair, Class A (2)(3) 4,366 296
Williams-Sonoma  2,266 719
55,783
Textiles, Apparel & Luxury Goods 0.5%
Carter's  3,300 279
Columbia Sportswear  3,600 292
Crocs (2) 4,500 647
Deckers Outdoor (2) 1,368 1,288
Lululemon Athletica (2) 5,574 2,178

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Movado Group  6,600 184
NIKE, Class B  64,400 6,052
Ralph Lauren  4,600 864
Skechers USA, Class A (2) 7,579 464
Tapestry  2,841 135
Unifi (2) 21,432 128
VF  10,200 157
12,668
Total Consumer Discretionary 263,507
CONSUMER STAPLES 5.5%
Beverages 1.3%
Boston Beer, Class A (2) 700 213
Brown-Forman, Class B  2,330 120
Celsius Holdings (2) 11,018 914
Coca-Cola  196,266 12,007
Coca-Cola Consolidated  350 296
Constellation Brands, Class A  9,781 2,658
Keurig Dr Pepper  54,996 1,687
Molson Coors Beverage, Class B  4,202 283
Monster Beverage (2) 41,400 2,454
PepsiCo  67,394 11,795
32,427
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings (2) 7,600 575
Casey's General Stores  1,386 441
Chefs' Warehouse (2) 7,700 290
Costco Wholesale  22,203 16,266
Dollar General  14,359 2,241
Dollar Tree (2) 10,198 1,358
Kroger  27,950 1,597
Performance Food Group (2) 8,746 653
Sysco  22,821 1,853
Target  24,045 4,261
United Natural Foods (2) 4,400 50
Walgreens Boots Alliance  33,274 722
Walmart  213,012 12,817
43,124
Food Products 0.8%
Archer-Daniels-Midland  21,372 1,342
Bunge Global  5,771 592
Campbell Soup  5,580 248
Conagra Brands  40,325 1,195
Darling Ingredients (2) 16,200 753
Flowers Foods  26,899 639

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fresh Del Monte Produce  9,900 257
General Mills  24,001 1,679
Hershey  6,097 1,186
Hormel Foods  23,100 806
Ingredion  3,302 386
J M Smucker  3,916 493
John B. Sanfilippo & Son  3,400 360
Kellanova  8,607 493
Kraft Heinz  42,959 1,585
Lamb Weston Holdings  3,762 401
McCormick  12,656 972
Mondelez International, Class A  71,976 5,038
Post Holdings (2) 3,120 332
Simply Good Foods (2) 7,018 239
Tootsie Roll Industries  10,752 344
TreeHouse Foods (2) 3,428 134
Tyson Foods, Class A  21,676 1,273
20,747
Household Products 1.1%
Church & Dwight  8,195 855
Clorox  5,354 820
Colgate-Palmolive  45,896 4,133
Energizer Holdings  4,298 126
Kimberly-Clark  20,200 2,613
Procter & Gamble  116,237 18,859
Spectrum Brands Holdings  900 80
27,486
Personal Care Products 0.2%
BellRing Brands (2) 3,655 215
Edgewell Personal Care  4,448 172
elf Beauty (2) 4,774 936
Estee Lauder, Class A  11,092 1,710
Herbalife (2) 20,600 207
Kenvue  107,319 2,303
5,543
Tobacco 0.4%
Altria Group  77,055 3,361
Philip Morris International  80,200 7,348
Vector Group  10,255 112
10,821
Total Consumer Staples 140,148

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 4.0%
Energy Equipment & Services 0.5%
Atlas Energy Solutions (3) 12,334 279
Baker Hughes  54,307 1,819
Expro Group Holdings (2) 36,338 726
Halliburton  53,529 2,110
Helmerich & Payne  8,569 360
Noble  8,800 427
NOV  19,053 372
Oceaneering International (2) 6,153 144
Schlumberger  74,683 4,093
TechnipFMC  55,032 1,382
Tidewater (2) 9,269 853
Weatherford International (2) 7,749 894
13,459
Oil, Gas & Consumable Fuels 3.5%
APA  19,796 681
Callon Petroleum (2) 6,246 223
Cheniere Energy  9,203 1,484
Chesapeake Energy  12,764 1,134
Chevron  81,450 12,848
Chord Energy  436 78
Civitas Resources  5,422 412
CNX Resources (2) 13,000 308
ConocoPhillips  61,619 7,843
Coterra Energy  30,408 848
Devon Energy  29,963 1,504
Diamondback Energy  12,393 2,456
Dorian LPG  8,030 309
EOG Resources  29,481 3,769
EQT  22,214 823
Exxon Mobil  199,452 23,184
Hess  12,782 1,951
International Seaways  1,400 74
Kinder Morgan  92,377 1,694
Kosmos Energy (2) 51,000 304
Magnolia Oil & Gas, Class A  18,177 472
Marathon Oil  35,402 1,003
Marathon Petroleum  19,791 3,988
Murphy Oil  13,543 619
Occidental Petroleum  30,866 2,006
ONEOK  21,000 1,684
Ovintiv  3,131 162
Par Pacific Holdings (2) 13,687 507
PBF Energy, Class A  4,800 276

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Peabody Energy  4,100 99
Phillips 66  17,164 2,804
Pioneer Natural Resources  12,060 3,166
Range Resources  19,946 687
SM Energy  10,852 541
Southwestern Energy (2) 88,502 671
Targa Resources  14,705 1,647
Texas Pacific Land  465 269
Valero Energy  17,735 3,027
Williams  59,785 2,330
World Kinect  14,500 383
88,268
Total Energy 101,727
FINANCIALS 13.5%
Banks 3.6%
1st Source  5,268 276
Ameris Bancorp  5,753 278
Bank of America  324,853 12,318
Bank of Hawaii  6,200 387
Bank OZK  6,200 282
BankUnited  13,400 375
Berkshire Hills Bancorp  8,800 202
Cadence Bank  8,900 258
Capitol Federal Financial  20,700 123
Central Pacific Financial  17,900 354
Citigroup  100,526 6,357
Citizens Financial Group  23,200 842
Comerica  9,516 523
Cullen/Frost Bankers  4,200 473
Customers Bancorp (2) 5,400 286
CVB Financial  15,739 281
East West Bancorp  9,692 767
Fifth Third Bancorp  48,866 1,818
First BanCorp Puerto Rico  47,600 835
First Business Financial Services  10,000 375
First Citizens BancShares, Class A  519 849
First Financial Bancorp  13,370 300
First Merchants  8,330 291
Flushing Financial  15,550 196
Fulton Financial  19,774 314
Glacier Bancorp  2,900 117
Hancock Whitney  4,482 206
Home BancShares  16,400 403
Huntington Bancshares  113,909 1,589
JPMorgan Chase  142,246 28,492

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KeyCorp  29,913 473
M&T Bank  6,135 892
National Bank Holdings, Class A  10,200 368
NBT Bancorp  9,400 345
New York Community Bancorp  26,787 86
Northfield Bancorp  27,300 265
Old National Bancorp  19,280 336
Pacific Premier Bancorp  15,200 365
Park National  3,215 437
Peoples Bancorp  13,197 391
Pinnacle Financial Partners  4,100 352
PNC Financial Services Group  20,449 3,305
Popular  11,796 1,039
Prosperity Bancshares  3,400 224
Regions Financial  49,756 1,047
Renasant  5,175 162
S&T Bancorp  12,700 407
Seacoast Banking  12,900 328
SouthState  4,788 407
Synovus Financial  5,828 233
Towne Bank  14,400 404
Truist Financial  50,658 1,975
U.S. Bancorp  72,779 3,253
UMB Financial  2,896 252
United Bankshares  7,400 265
WaFd  4,342 126
Webster Financial  14,495 736
Wells Fargo  186,153 10,789
WesBanco  8,200 244
Western Alliance Bancorp  13,947 895
WSFS Financial  4,200 190
Zions Bancorp  8,501 369
91,127
Capital Markets 2.9%
Affiliated Managers Group  3,000 502
Ameriprise Financial  4,300 1,885
Ares Management, Class A  10,203 1,357
Artisan Partners Asset Management, Class A  6,600 302
Bank of New York Mellon  47,599 2,743
BGC Group, Class A  81,696 635
BlackRock  6,513 5,430
Blackstone  29,040 3,815
Blue Owl Capital  43,317 817
Cboe Global Markets  7,536 1,385
Charles Schwab  78,446 5,675

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CME Group  15,311 3,296
Coinbase Global, Class A (2) 8,600 2,280
Donnelley Financial Solutions (2) 7,925 491
FactSet Research Systems  1,550 704
Franklin Resources  8,000 225
Goldman Sachs Group  15,345 6,410
Intercontinental Exchange  29,036 3,990
Invesco  30,900 513
Janus Henderson Group  9,941 327
Jefferies Financial Group  12,300 543
KKR  25,293 2,544
Lazard  10,067 422
LPL Financial Holdings  5,256 1,389
MarketAxess Holdings  2,500 548
Moody's  6,232 2,449
Morgan Stanley  66,867 6,296
Morningstar  3,202 987
MSCI  3,817 2,139
Nasdaq  15,000 947
Northern Trust  12,000 1,067
Open Lending (2) 20,600 129
Raymond James Financial  12,787 1,642
S&P Global  15,864 6,749
SEI Investments  4,700 338
State Street  10,739 830
StoneX Group (2) 3,034 213
Tradeweb Markets, Class A  10,857 1,131
Virtus Investment Partners  2,975 738
73,883
Consumer Finance 0.6%
Ally Financial  10,650 432
American Express  30,764 7,005
Bread Financial Holdings  4,204 157
Capital One Financial  18,555 2,763
Discover Financial Services  14,500 1,901
LendingClub (2) 13,800 121
Navient  15,900 277
OneMain Holdings  17,500 894
SLM  32,600 710
SoFi Technologies (2)(3) 34,700 253
Synchrony Financial  27,785 1,198
15,711
Financial Services 4.1%
Affirm Holdings (2) 12,500 466
Apollo Global Management  24,266 2,729

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (2) 87,330 36,724
Block (2) 24,994 2,114
Corpay (2) 6,100 1,882
Equitable Holdings  26,203 996
Euronet Worldwide (2) 2,274 250
Fidelity National Information Services  26,614 1,974
Fiserv (2) 34,175 5,462
Global Payments  18,439 2,464
Jack Henry & Associates  3,400 591
Mastercard, Class A  41,140 19,812
MGIC Investment  22,400 501
Payoneer Global (2) 91,850 446
PayPal Holdings (2) 46,405 3,109
PennyMac Financial Services  2,895 264
Radian Group  11,700 392
Shift4 Payments, Class A (2) 4,368 288
Visa, Class A  79,108 22,077
Voya Financial  11,500 850
Western Union  36,481 510
WEX (2) 1,014 241
104,142
Insurance 2.2%
Aflac  17,695 1,519
Allstate  14,210 2,458
American Financial Group  5,750 785
American International Group  44,229 3,457
Aon, Class A  9,258 3,090
Arch Capital Group (2) 15,600 1,442
Arthur J Gallagher  8,500 2,125
Assurant  3,500 659
Axis Capital Holdings  9,100 592
Brown & Brown  4,130 362
Chubb  22,033 5,709
Cincinnati Financial  6,869 853
CNA Financial  8,757 398
Erie Indemnity, Class A  1,800 723
Everest Group  2,200 874
Fidelity National Financial  16,896 897
First American Financial  8,285 506
Genworth Financial, Class A (2) 83,400 536
Globe Life  3,522 410
Hanover Insurance Group  4,700 640
Hartford Financial Services Group  22,994 2,370
Kemper  5,500 341
Loews  7,900 618

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Markel Group (2) 420 639
Marsh & McLennan  26,216 5,400
MBIA  15,000 101
MetLife  38,874 2,881
Old Republic International  10,987 338
Principal Financial Group  11,100 958
Progressive  25,785 5,333
Prudential Financial  14,700 1,726
RenaissanceRe Holdings  4,217 991
Safety Insurance Group  6,600 542
Selective Insurance Group  3,487 381
Travelers  12,523 2,882
United Fire Group  15,300 333
Unum Group  8,964 481
W R Berkley  5,788 512
Willis Towers Watson  5,106 1,404
56,266
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT (3) 34,500 211
AGNC Investment, REIT (3) 23,200 230
Annaly Capital Management, REIT  18,175 358
Ares Commercial Real Estate, REIT (3) 13,200 98
Chimera Investment, REIT  45,500 210
Franklin BSP Realty Trust, REIT  18,840 252
Granite Point Mortgage Trust, REIT  25,800 123
New York Mortgage Trust, REIT  23,275 167
Redwood Trust, REIT  25,700 164
Starwood Property Trust, REIT (3) 23,400 476
TPG RE Finance Trust, REIT  28,900 223
Two Harbors Investment, REIT  16,575 219
2,731
Total Financials 343,860
HEALTH CARE 12.4%
Biotechnology 2.4%
AbbVie  86,827 15,811
ACADIA Pharmaceuticals (2) 26,956 498
Akero Therapeutics (2) 14,899 376
Alkermes (2) 16,100 436
Alnylam Pharmaceuticals (2) 6,950 1,039
Amgen  25,881 7,358
Apellis Pharmaceuticals (2) 5,800 341
Arcturus Therapeutics Holdings (2) 5,522 186
Avidity Biosciences (2) 33,908 865
Biogen (2) 7,007 1,511

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biohaven (2) 8,180 447
BioMarin Pharmaceutical (2) 8,800 769
Blueprint Medicines (2) 9,700 920
Celldex Therapeutics (2) 8,000 336
Cerevel Therapeutics Holdings (2)(3) 4,270 181
Crinetics Pharmaceuticals (2) 4,972 233
Dynavax Technologies (2) 11,700 145
Exact Sciences (2) 10,700 739
Gilead Sciences  58,420 4,279
IGM Biosciences (2)(3) 22,900 221
Immunovant (2)(3) 2,678 87
Incyte (2) 8,900 507
Insmed (2) 30,360 824
Intellia Therapeutics (2) 11,700 322
Ionis Pharmaceuticals (2) 20,894 906
Madrigal Pharmaceuticals (2) 1,500 401
Moderna (2) 16,382 1,746
Mural Oncology (2) 17,210 84
Natera (2) 7,200 659
Neurocrine Biosciences (2) 8,600 1,186
Nurix Therapeutics (2)(3) 22,500 331
Olema Pharmaceuticals (2) 9,100 103
Prothena (2) 5,946 147
Regeneron Pharmaceuticals (2) 5,287 5,089
Replimune Group (2) 23,000 188
REVOLUTION Medicines (2) 10,248 330
Roivant Sciences (2) 27,495 290
Sarepta Therapeutics (2) 5,432 703
Scholar Rock Holding (2) 10,000 178
SpringWorks Therapeutics (2) 8,202 404
Stoke Therapeutics (2)(3) 14,400 194
Tenaya Therapeutics (2) 31,015 162
Ultragenyx Pharmaceutical (2) 9,700 453
United Therapeutics (2) 2,600 597
Vaxcyte (2) 5,116 349
Vera Therapeutics (2) 6,225 268
Vertex Pharmaceuticals (2) 13,138 5,492
Vir Biotechnology (2) 13,936 141
Xencor (2) 23,700 524
59,356
Health Care Equipment & Supplies 2.5%
Abbott Laboratories  81,649 9,280
Align Technology (2) 2,853 935
Baxter International  34,244 1,464
Becton Dickinson & Company  15,502 3,836

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Scientific (2) 61,386 4,204
Cooper  8,800 893
DENTSPLY SIRONA  13,533 449
Dexcom (2) 21,281 2,952
Edwards Lifesciences (2) 29,414 2,811
Embecta  8,400 111
Envista Holdings (2) 12,700 271
GE HealthCare Technologies  19,830 1,803
Globus Medical, Class A (2) 7,291 391
Haemonetics (2) 4,888 417
Hologic (2) 14,544 1,134
ICU Medical (2) 2,000 215
IDEXX Laboratories (2) 3,400 1,836
Inspire Medical Systems (2) 2,235 480
Insulet (2) 4,100 703
Intuitive Surgical (2) 19,100 7,623
iRhythm Technologies (2) 3,066 356
Lantheus Holdings (2) 5,170 322
Medtronic  66,651 5,809
Merit Medical Systems (2) 5,443 412
Nevro (2) 11,300 163
Novocure (2) 14,200 222
Omnicell (2) 8,500 248
Penumbra (2) 3,700 826
QuidelOrtho (2) 3,437 165
ResMed  8,200 1,624
STERIS  5,295 1,190
Stryker  17,954 6,425
Teleflex  4,000 905
Zimmer Biomet Holdings  11,920 1,573
62,048
Health Care Providers & Services 2.5%
Acadia Healthcare (2) 6,290 498
agilon health (2)(3) 23,423 143
Amedisys (2) 2,627 242
AMN Healthcare Services (2) 4,652 291
Brookdale Senior Living (2) 43,700 289
Cardinal Health  10,306 1,153
Cencora  9,074 2,205
Centene (2) 19,820 1,555
Cigna Group  15,338 5,571
CorVel (2) 1,750 460
CVS Health  56,883 4,537
DaVita (2) 3,598 497
Elevance Health  12,904 6,691

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encompass Health  3,592 297
Ensign Group  6,917 861
Guardant Health (2) 7,800 161
HCA Healthcare  10,049 3,352
Henry Schein (2) 7,100 536
Humana  5,269 1,827
Laboratory Corp. of America Holdings  2,195 479
McKesson  7,751 4,161
ModivCare (2) 8,000 187
Molina Healthcare (2) 3,694 1,518
OPKO Health (2)(3) 124,700 150
Option Care Health (2) 16,466 552
Pennant Group (2) 10,350 203
Psychemedics  2,375 7
Quest Diagnostics  4,500 599
Select Medical Holdings  27,753 837
Surgery Partners (2) 12,333 368
Tenet Healthcare (2) 6,776 712
UnitedHealth Group  45,379 22,449
Universal Health Services, Class B  1,300 237
63,625
Health Care Technology 0.1%
Multiplan (2) 114,100 93
Phreesia (2) 9,200 220
Teladoc Health (2) 5,848 88
Veeva Systems, Class A (2) 8,076 1,871
2,272
Life Sciences Tools & Services 1.4%
10X Genomics, Class A (2) 7,628 286
Adaptive Biotechnologies (2) 73,680 237
Agilent Technologies  17,387 2,530
Avantor (2) 62,539 1,599
Bio-Rad Laboratories, Class A (2) 1,100 380
Bio-Techne  7,600 535
Bruker  2,778 261
Charles River Laboratories International (2) 3,502 949
CryoPort (2) 13,700 242
Danaher  32,789 8,188
Fortrea Holdings (2) 5,395 217
Illumina (2) 8,200 1,126
IQVIA Holdings (2) 7,225 1,827
Maravai LifeSciences Holdings, Class A (2) 28,900 251
Mettler-Toledo International (2) 1,244 1,656
Omniab, Earn Out Shares $12.50 (2) 722 1
Omniab, Earn Out Shares $15.00 (2) 722 1

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen (2) 5,389 991
Revvity  4,935 518
Thermo Fisher Scientific  18,992 11,038
Waters (2) 1,284 442
West Pharmaceutical Services  4,100 1,622
34,897
Pharmaceuticals 3.5%
Amneal Pharmaceuticals (2) 46,400 281
Arvinas (2) 10,400 429
Axsome Therapeutics (2) 3,700 295
Bristol-Myers Squibb  95,632 5,186
Cassava Sciences (2)(3) 5,900 120
Cassava Sciences, Warrants, 11/15/24 (2) 2,359 10
Catalent (2) 20,744 1,171
Elanco Animal Health (2) 54,449 886
Eli Lilly  39,400 30,652
Intra-Cellular Therapies (2) 3,600 249
Jazz Pharmaceuticals (2) 2,804 338
Johnson & Johnson  114,709 18,146
Ligand Pharmaceuticals (2) 1,904 139
Merck  124,681 16,452
Organon  19,423 365
Perrigo  7,998 257
Pfizer  277,402 7,698
Prestige Consumer Healthcare (2) 4,483 325
Royalty Pharma, Class A  10,819 329
Theravance Biopharma (2)(3) 16,371 147
Viatris  95,187 1,137
Zoetis  24,704 4,180
88,792
Total Health Care 310,990
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.5%
Axon Enterprise (2) 3,600 1,126
Boeing (2) 28,373 5,476
BWX Technologies  5,038 517
General Dynamics  11,610 3,280
HEICO, Class A  2,928 451
Hexcel  7,400 539
Howmet Aerospace  24,600 1,683
Huntington Ingalls Industries  2,791 814
Kratos Defense & Security Solutions (2) 18,817 346
L3Harris Technologies  11,601 2,472
Lockheed Martin  9,700 4,412

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northrop Grumman  7,095 3,396
RTX  62,800 6,125
Spirit AeroSystems Holdings, Class A (2) 24,352 878
Textron  17,990 1,726
TransDigm Group  2,890 3,559
Triumph Group (2) 27,400 412
Virgin Galactic Holdings (2) 114,500 169
Woodward  2,800 432
37,813
Air Freight & Logistics 0.4%
CH Robinson Worldwide  7,047 537
Expeditors International of Washington  2,636 320
FedEx  12,475 3,615
GXO Logistics (2) 6,500 349
United Parcel Service, Class B  35,222 5,235
10,056
Building Products 0.7%
A.O. Smith  9,300 832
AAON  8,404 740
Allegion  4,236 571
Armstrong World Industries  7,266 903
AZEK (2) 10,011 503
AZZ  5,464 422
Builders FirstSource (2) 4,118 859
Carlisle  2,600 1,019
Carrier Global  43,239 2,513
Fortune Brands Innovations  7,600 643
Gibraltar Industries (2) 5,500 443
Johnson Controls International  31,679 2,069
Lennox International  523 256
Masco  12,917 1,019
Owens Corning  7,565 1,262
Trane Technologies  11,963 3,591
Trex (2) 9,100 908
18,553
Commercial Services & Supplies 0.7%
ACCO Brands  61,567 345
Aris Water Solution, Class A  13,200 187
Brady, Class A  6,500 385
BrightView Holdings (2) 15,000 179
Cintas  3,482 2,392
Clean Harbors (2) 3,706 746
Copart (2) 49,608 2,873
CoreCivic (2) 28,898 451

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ennis  15,600 320
Enviri (2) 47,600 436
MillerKnoll  16,400 406
MSA Safety  1,400 271
Pitney Bowes  59,800 259
Republic Services  5,907 1,131
Rollins  11,625 538
Steelcase, Class A  30,300 396
Stericycle (2) 9,411 496
Tetra Tech  1,225 226
UniFirst  1,400 243
Veralto  10,929 969
Vestis  4,500 87
VSE  2,500 200
Waste Management  14,560 3,104
16,640
Construction & Engineering 0.3%
API Group (2) 17,209 676
Arcosa  5,500 472
Bowman Consulting Group (2)(3) 5,200 181
Comfort Systems USA  1,757 558
Dycom Industries (2) 4,600 660
Fluor (2) 15,158 641
Granite Construction  12,950 740
MasTec (2) 7,350 686
Quanta Services  8,064 2,095
WillScot Mobile Mini Holdings (2) 22,924 1,066
7,775
Electrical Equipment 0.7%
AMETEK  14,037 2,567
Atkore  3,329 634
Beam Global (2)(3) 19,600 133
Eaton  17,354 5,426
Emerson Electric  21,936 2,488
GrafTech International  76,200 105
Hubbell  3,298 1,369
nVent Electric  11,046 833
Plug Power (2)(3) 51,000 176
Regal Rexnord  4,755 857
Rockwell Automation  6,893 2,008
Sensata Technologies Holding  2,800 103
Sunrun (2) 17,966 237
Thermon Group Holdings (2) 10,400 340
Vertiv Holdings, Class A  16,656 1,360

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vicor (2) 4,500 172
18,808
Ground Transportation 1.1%
Avis Budget Group  979 120
CSX  116,024 4,301
JB Hunt Transport Services  6,186 1,233
Landstar System  1,977 381
Lyft, Class A (2) 20,642 399
Norfolk Southern  12,570 3,204
Old Dominion Freight Line  10,628 2,331
Saia (2) 2,551 1,492
Uber Technologies (2) 103,780 7,990
Union Pacific  27,997 6,885
Werner Enterprises  4,275 167
28,503
Industrial Conglomerates 0.9%
3M  28,955 3,071
General Electric  56,072 9,842
Honeywell International  34,576 7,097
Roper Technologies  5,800 3,253
23,263
Machinery 2.0%
AGCO  5,100 628
Alamo Group  2,700 617
Caterpillar  22,892 8,388
Chart Industries (2) 2,400 395
Cummins  8,500 2,505
Deere  11,947 4,907
Dover  7,585 1,344
Enpro  2,768 467
Esab  8,114 897
ESCO Technologies  3,357 359
Flowserve  9,400 429
Fortive  20,450 1,759
Graco  6,061 567
Helios Technologies  3,200 143
IDEX  5,627 1,373
Illinois Tool Works  11,860 3,182
Ingersoll Rand  23,959 2,275
ITT  5,400 735
John Bean Technologies  5,509 578
Lincoln Electric Holdings  3,300 843
Middleby (2) 5,083 817
Mueller Water Products, Class A  27,004 435

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nordson  2,800 769
Otis Worldwide  22,411 2,225
PACCAR  25,210 3,123
Parker-Hannifin  7,213 4,009
RBC Bearings (2) 3,587 970
Snap-on  2,600 770
Stanley Black & Decker  13,009 1,274
Terex  6,100 393
Timken  5,100 446
Toro  8,876 813
Watts Water Technologies, Class A  3,200 680
Westinghouse Air Brake Technologies  8,088 1,178
Xylem  7,400 956
51,249
Marine Transportation 0.0%
Matson  4,400 495
Pangaea Logistics Solutions  17,500 122
617
Passenger Airlines 0.2%
Alaska Air Group (2) 7,700 331
Allegiant Travel  4,700 353
American Airlines Group (2) 17,046 262
Delta Air Lines  21,500 1,029
JetBlue Airways (2) 42,800 318
Southwest Airlines  41,846 1,221
United Airlines Holdings (2) 9,315 446
3,960
Professional Services 1.0%
Automatic Data Processing  18,400 4,595
Barrett Business Services  2,600 329
Booz Allen Hamilton Holding  8,566 1,272
Broadridge Financial Solutions  8,525 1,746
CACI International, Class A (2) 1,800 682
Clarivate (2)(3) 19,900 148
Dayforce (2) 12,591 834
Equifax  7,063 1,890
Forrester Research (2) 16,481 355
Franklin Covey (2) 7,200 283
FTI Consulting (2) 2,523 531
Genpact  7,500 247
Huron Consulting Group (2) 5,072 490
Insperity  4,400 482
Jacobs Solutions  3,700 569
Korn Ferry  7,000 460

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leidos Holdings  8,599 1,127
ManpowerGroup  2,900 225
Mastech Digital (2) 18,002 162
Maximus  3,800 319
Parsons (2) 2,600 216
Paychex  12,423 1,526
Paycom Software  22 4
Paylocity Holding (2) 3,500 602
Science Applications International  2,300 300
SS&C Technologies Holdings  14,274 919
TransUnion  14,500 1,157
TrueBlue (2) 17,600 220
Upwork (2) 18,800 230
Verisk Analytics  7,027 1,656
Verra Mobility (2) 18,222 455
24,031
Trading Companies & Distributors 0.5%
Air Lease  10,687 550
Beacon Roofing Supply (2) 6,100 598
Core & Main, Class A (2) 11,191 641
DNOW (2) 22,030 335
Fastenal  17,900 1,381
Ferguson  8,732 1,907
GATX  2,700 362
GMS (2) 7,143 695
McGrath RentCorp  3,600 444
MSC Industrial Direct, Class A  5,100 495
SiteOne Landscape Supply (2) 3,300 576
United Rentals  3,800 2,740
Watsco  2,000 864
WW Grainger  1,606 1,634
Xometry, Class A (2)(3) 9,000 152
13,374
Total Industrials & Business Services 254,642
INFORMATION TECHNOLOGY 27.7%
Communications Equipment 0.7%
ADTRAN Holdings  38,700 210
Arista Networks (2) 12,600 3,654
Ciena (2) 9,699 480
Cisco Systems  191,512 9,558
Extreme Networks (2) 15,033 173
F5 (2) 900 171
Juniper Networks  22,280 826
Lumentum Holdings (2) 5,248 248

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Motorola Solutions  6,614 2,348
Ubiquiti  2,900 336
Viasat (2) 8,500 154
18,158
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  31,600 3,645
Arrow Electronics (2) 2,700 350
Belden  4,100 380
CDW  5,100 1,304
Cognex  10,700 454
Coherent (2) 8,004 485
Corning  49,943 1,646
FARO Technologies (2) 9,800 211
Insight Enterprises (2) 2,150 399
IPG Photonics (2) 2,600 236
Jabil  3,492 468
Keysight Technologies (2) 11,033 1,725
Knowles (2) 19,600 316
Littelfuse  1,900 460
MicroVision (2)(3) 84,500 155
Napco Security Technologies  12,214 491
Novanta (2) 2,964 518
Plexus (2) 4,700 446
Sanmina (2) 3,602 224
TE Connectivity  18,518 2,690
Teledyne Technologies (2) 3,679 1,579
Trimble (2) 12,900 830
TTM Technologies (2) 9,200 144
Vishay Intertechnology  13,620 309
Vontier  8,300 376
Zebra Technologies, Class A (2) 3,695 1,114
20,955
IT Services 1.3%
Accenture, Class A  32,061 11,113
Akamai Technologies (2) 3,800 413
Cloudflare, Class A (2) 15,100 1,462
Cognizant Technology Solutions, Class A  25,300 1,854
DXC Technology (2) 13,700 291
EPAM Systems (2) 3,300 911
Fastly, Class A (2) 12,076 157
Gartner (2) 2,596 1,237
GoDaddy, Class A (2) 12,672 1,504
International Business Machines  40,954 7,821
Kyndryl Holdings (2) 10,005 218
MongoDB (2) 3,793 1,360

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Okta (2) 7,552 790
Perficient (2) 4,460 251
Snowflake, Class A (2) 14,888 2,406
Twilio, Class A (2) 8,386 513
VeriSign (2) 1,979 375
32,676
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices (2) 80,545 14,538
Analog Devices  26,534 5,248
Applied Materials  41,264 8,510
Broadcom  21,683 28,739
Cirrus Logic (2) 4,187 387
Diodes (2) 4,440 313
Enphase Energy (2) 5,420 656
Entegris  11,554 1,624
First Solar (2) 4,900 827
Intel  198,326 8,760
KLA  7,340 5,127
Kulicke & Soffa Industries  5,197 261
Lam Research  6,966 6,768
Lattice Semiconductor (2) 10,059 787
Marvell Technology  45,911 3,254
Microchip Technology  27,819 2,496
Micron Technology  59,980 7,071
MKS Instruments  9,997 1,330
Monolithic Power Systems  3,186 2,158
NVIDIA  122,038 110,269
NXP Semiconductors  10,123 2,508
ON Semiconductor (2) 20,349 1,497
Onto Innovation (2) 3,117 564
Power Integrations  3,800 272
Qorvo (2) 1,652 190
QUALCOMM  55,900 9,464
Skyworks Solutions  10,088 1,093
SolarEdge Technologies (2) 2,600 184
Teradyne  8,508 960
Texas Instruments  42,616 7,424
233,279
Software 10.5%
Adobe (2) 22,600 11,404
ANSYS (2) 3,341 1,160
Appfolio, Class A (2) 3,067 757
Appian, Class A (2) 3,772 151
AppLovin, Class A (2) 9,200 637
Asana, Class A (2)(3) 7,900 122

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aspen Technology (2) 2,296 490
Atlassian, Class A (2) 9,824 1,917
Autodesk (2) 11,336 2,952
BILL Holdings (2) 5,700 392
Braze, Class A (2) 6,471 287
Cadence Design Systems (2) 15,731 4,897
Cerence (2) 6,437 101
CommVault Systems (2) 3,700 375
Confluent, Class A (2) 33,493 1,022
Consensus Cloud Solutions (2) 12,000 190
Crowdstrike Holdings, Class A (2) 11,068 3,548
Datadog, Class A (2) 18,762 2,319
Digital Turbine (2) 59,000 155
DocuSign (2) 9,399 560
Dolby Laboratories, Class A  5,000 419
Dynatrace (2) 16,388 761
Fair Isaac (2) 1,462 1,827
Five9 (2) 4,800 298
Fortinet (2) 34,475 2,355
Gen Digital  50,834 1,139
Guidewire Software (2) 3,100 362
HashiCorp, Class A (2) 15,232 410
HubSpot (2) 3,660 2,293
Informatica, Class A (2) 5,697 199
InterDigital (3) 2,700 287
Intuit  13,308 8,650
Manhattan Associates (2) 3,293 824
Microsoft  367,191 154,485
MicroStrategy, Class A (2)(3) 800 1,364
Nutanix, Class A (2) 19,747 1,219
Oracle  74,487 9,356
PagerDuty (2) 10,400 236
Palantir Technologies, Class A (2) 87,578 2,015
Palo Alto Networks (2) 14,500 4,120
Pegasystems  8,538 552
Procore Technologies (2) 8,110 666
PTC (2) 8,782 1,659
RingCentral, Class A (2) 5,108 177
Salesforce  49,383 14,873
Samsara, Class A (2) 24,000 907
ServiceNow (2) 10,086 7,689
Smartsheet, Class A (2) 10,800 416
Sprout Social, Class A (2)(3) 4,100 245
Synopsys (2) 8,618 4,925
Tyler Technologies (2) 2,578 1,096
UiPath, Class A (2) 23,075 523

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unity Software (2)(3) 10,556 282
Upland Software (2) 23,900 74
Workday, Class A (2) 11,400 3,109
Workiva (2) 4,500 382
Zoom Video Communications, Class A (2) 12,256 801
Zscaler (2) 7,079 1,364
265,795
Technology Hardware, Storage & Peripherals 5.2%
Apple  714,810 122,576
Dell Technologies, Class C  9,273 1,058
Hewlett Packard Enterprise  51,281 909
HP  36,318 1,097
NetApp  6,942 729
Pure Storage, Class A (2) 21,600 1,123
Seagate Technology Holdings  1,298 121
Super Micro Computer (2) 2,500 2,525
Turtle Beach (2) 24,700 426
Western Digital (2) 26,603 1,815
132,379
Total Information Technology 703,242
MATERIALS 2.6%
Chemicals 1.5%
Air Products & Chemicals  11,643 2,821
Albemarle (3) 6,800 896
Axalta Coating Systems (2) 11,200 385
Cabot  5,120 472
Celanese  1,141 196
CF Industries Holdings  13,240 1,102
Chemours  11,980 314
Corteva  34,645 1,998
Dow  29,867 1,730
DuPont de Nemours  16,861 1,293
Eastman Chemical  3,840 385
Ecolab  9,811 2,265
FMC  12,415 791
HB Fuller  4,200 335
Huntsman  20,279 528
Ingevity (2) 5,412 258
International Flavors & Fragrances  11,175 961
Kronos Worldwide  12,600 149
Linde  24,559 11,403
LyondellBasell Industries, Class A  8,582 878
Minerals Technologies  8,400 632
Mosaic  16,582 538

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PPG Industries  8,445 1,224
Quaker Chemical  1,100 226
RPM International  10,900 1,296
Scotts Miracle-Gro  10,077 752
Sherwin-Williams  12,357 4,292
Westlake  1,701 260
38,380
Construction Materials 0.2%
Eagle Materials  1,240 337
Martin Marietta Materials  2,500 1,535
Summit Materials, Class A (2) 21,115 941
Vulcan Materials  5,766 1,574
4,387
Containers & Packaging 0.3%
Amcor  95,718 910
AptarGroup  1,790 258
Avery Dennison  4,800 1,072
Ball  18,000 1,213
Berry Global Group  6,200 375
Crown Holdings  2,596 206
International Paper  21,444 837
Myers Industries  17,660 409
O-I Glass (2) 5,487 91
Packaging Corp. of America  7,400 1,404
Sealed Air  10,577 393
Westrock  25,712 1,271
8,439
Metals & Mining 0.6%
Carpenter Technology  3,459 247
Cleveland-Cliffs (2) 34,600 787
Coeur Mining (2) 80,190 302
Commercial Metals  10,600 623
Compass Minerals International  7,000 110
Freeport-McMoRan  74,805 3,517
Hecla Mining  87,800 422
McEwen Mining (2) 17,900 177
Metallus (2) 18,100 403
Newmont  40,499 1,452
Nucor  11,822 2,340
Reliance  4,331 1,447
Royal Gold  3,300 402
Steel Dynamics  10,600 1,571
13,800

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.0%
Clearwater Paper (2) 3,264 143
Louisiana-Pacific  10,400 872
1,015
Total Materials 66,021
REAL ESTATE 2.9%
Diversified Real Estate Investment Trusts 0.0%
One Liberty Properties, REIT  6,399 145
WP Carey, REIT  4,802 271
416
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  18,100 339
Universal Health Realty Income Trust, REIT  9,200 338
Ventas, REIT  26,421 1,150
Welltower, REIT  29,923 2,796
4,623
Hotel & Resort Real Estate Investment Trusts 0.1%
Apple Hospitality REIT, REIT  14,800 242
Chatham Lodging Trust, REIT  24,900 252
Host Hotels & Resorts, REIT  40,419 836
Ryman Hospitality Properties, REIT  4,368 505
1,835
Industrial Real Estate Investment Trusts 0.4%
EastGroup Properties, REIT  2,600 467
First Industrial Realty Trust, REIT  11,000 578
Innovative Industrial Properties, REIT  2,700 279
Prologis, REIT  47,486 6,184
Rexford Industrial Realty, REIT  18,984 955
STAG Industrial, REIT  16,900 650
Terreno Realty, REIT  9,500 631
9,744
Office Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, REIT  7,800 1,005
Boston Properties, REIT  4,900 320
City Office REIT, REIT  53,700 280
Cousins Properties, REIT  5,931 143
Douglas Emmett, REIT  12,900 179
Highwoods Properties, REIT  8,900 233
JBG SMITH Properties, REIT  13,782 221
Kilroy Realty, REIT  11,938 435
NET Lease Office Properties, REIT  5,980 142
SL Green Realty, REIT  8,644 477

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vornado Realty Trust, REIT  21,456 617
4,052
Real Estate Management & Development 0.2%
CBRE Group, Class A (2) 14,872 1,446
CoStar Group (2) 17,894 1,728
Douglas Elliman  43,708 69
eXp World Holdings (3) 13,900 144
Jones Lang LaSalle (2) 1,300 254
Newmark Group, Class A  19,318 214
Opendoor Technologies (2) 86,500 262
Redfin (2) 21,700 144
RMR Group, Class A  6,831 164
Seritage Growth Properties, Class A, REIT (2)(3) 15,650 151
St. Joe  8,500 493
Zillow Group, Class A (2) 6,600 316
Zillow Group, Class C (2) 7,500 366
5,751
Residential Real Estate Investment Trusts 0.4%
American Homes 4 Rent, Class A, REIT  16,408 603
Apartment Income REIT, REIT  13,462 437
AvalonBay Communities, REIT  9,362 1,737
Camden Property Trust, REIT  2,738 269
Elme Communities, REIT  9,602 134
Equity LifeStyle Properties, REIT  13,200 850
Equity Residential, REIT  24,294 1,533
Essex Property Trust, REIT  5,106 1,250
Invitation Homes, REIT  15,122 539
Mid-America Apartment Communities, REIT  1,791 236
Sun Communities, REIT  7,586 975
UDR, REIT  5,979 224
8,787
Retail Real Estate Investment Trusts 0.4%
Acadia Realty Trust, REIT  27,391 466
Agree Realty, REIT  6,060 346
Federal Realty Investment Trust, REIT  2,900 296
Getty Realty, REIT  7,958 218
Kimco Realty, REIT  39,909 783
Kite Realty Group Trust, REIT  15,600 338
Macerich, REIT  23,200 400
NNN REIT, REIT  5,100 218
Realty Income, REIT  27,754 1,501
Regency Centers, REIT  13,612 824
Retail Opportunity Investments, REIT  26,500 340
Simon Property Group, REIT  14,838 2,322

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SITE Centers, REIT  13,809 202
Urban Edge Properties, REIT  17,417 301
Whitestone REIT, REIT  28,900 363
8,918
Specialized Real Estate Investment Trusts 1.0%
American Tower, REIT  21,045 4,158
Crown Castle, REIT  19,237 2,036
CubeSmart, REIT  21,218 960
Digital Realty Trust, REIT  10,738 1,547
EPR Properties, REIT  7,971 338
Equinix, REIT  4,256 3,513
Extra Space Storage, REIT  13,502 1,985
Four Corners Property Trust, REIT  11,452 280
Gaming & Leisure Properties, REIT  8,060 371
Iron Mountain, REIT  14,891 1,194
Lamar Advertising, Class A, REIT  6,344 758
National Storage Affiliates Trust, REIT  9,800 384
PotlatchDeltic, REIT  4,000 188
Public Storage, REIT  9,292 2,695
Rayonier, REIT  9,440 314
Safehold, REIT  10,000 206
SBA Communications, REIT  7,000 1,517
VICI Properties, REIT  29,915 891
Weyerhaeuser, REIT  38,825 1,394
24,729
Total Real Estate 68,855
UTILITIES 2.2%
Electric Utilities 1.3%
Alliant Energy  1,234 62
American Electric Power  18,298 1,576
Constellation Energy  19,351 3,577
Duke Energy  30,370 2,937
Edison International  19,000 1,344
Entergy  8,500 898
Evergy  17,402 929
Eversource Energy  5,532 331
Exelon  43,393 1,630
FirstEnergy  37,941 1,465
Hawaiian Electric Industries  17,758 200
IDACORP (3) 6,485 602
MGE Energy  10,329 813
NextEra Energy  101,872 6,511
NRG Energy  14,171 959
OGE Energy  13,600 467

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Otter Tail  3,399 294
PG&E  132,200 2,216
PPL  43,820 1,206
Southern  60,000 4,304
Xcel Energy  25,730 1,383
33,704
Gas Utilities 0.1%
Atmos Energy  7,165 852
National Fuel Gas  10,300 553
ONE Gas  6,700 432
Spire  4,113 253
UGI  5,100 125
2,215
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 559
Vistra  13,184 918
1,477
Multi-Utilities 0.6%
Ameren  17,883 1,323
Avista  9,210 322
Black Hills  4,460 243
CenterPoint Energy  35,086 1,000
CMS Energy  22,600 1,364
Consolidated Edison  11,576 1,051
Dominion Energy  48,827 2,402
DTE Energy  10,352 1,161
NiSource  25,408 703
Public Service Enterprise Group  22,200 1,482
Sempra  32,024 2,300
WEC Energy Group  16,585 1,362
14,713
Water Utilities 0.1%
American States Water  8,300 599
American Water Works  8,000 978
Cadiz (2)(3) 42,400 123
California Water Service Group  9,825 457
Essential Utilities  12,846 476
2,633
Total Utilities 54,742
Total Common Stocks (Cost $905,409) 2,514,398

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 13,711,916 13,712
13,712
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24 (6) 700,000 696
696
Total Short-Term Investments (Cost $14,409) 14,408
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 9,824,311 9,824
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,824
Total Securities Lending Collateral (Cost $9,824) 9,824
Total Investments in Securities 100.3%
(Cost $929,642) $ 2,538,630
Other Assets Less Liabilities (0.3)% (8,073)
Net Assets 100.0% $ 2,530,557
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at March 31, 2024.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 6/24 1,931 $ 37
Long, 47 S&P 500 E-Mini Index contracts 6/24 12,475 246
Net payments (receipts) of variation margin to date (276)
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 159++
Totals $ —# $ — $ 159+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 26,893  ¤  ¤ $ 23,536
Total $ 23,536^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $159 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,536.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Total Equity Market Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Total Equity Market Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,514,396 $ 2 $ — $ 2,514,398
Short-Term Investments 13,712 696 — 14,408
Securities Lending Collateral 9,824 — — 9,824
Total Securities 2,537,932 698 — 2,538,630
Futures Contracts* 283 — — 283
Total $ 2,538,215 $ 698 $ — $ 2,538,913
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F123-054Q1 03/24